                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Verizon Investment Management Corp.
                 ------------------------------------------
   Address:      1 Verizon Way, Building 7, 1st Floor South
                 ------------------------------------------
                 Basking Ridge, New Jersey 07920
                 ------------------------------------------

Form 13F File Number: 028-04063
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David L. Beik
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   908 559-5890
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ David L. Beik                  Basking Ridge, New Jersey   August 7, 2012
   -------------------------------    -------------------------   --------------
           [Signature]                      [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:         167
                                        --------------------

Form 13F Information Table Value Total:       187,821.00
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                        Verizon Investment Management Corp.
                                       FORM 13F-SOLE INSTR V. NONE AUTHORITY
                                                       30-Jun-12

        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- -------------- --------- ----------- ------------------- ---------- ---------- ---------------------------
                                                      VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------- -------------- --------- ----------- ---------- --- ---- ---------- ---------- -------- -------- ---------
3M CO                     COM            88579Y101   1,287        14,359                                                      14,359
ABBOTT LABS               COM            002824100   2,214        34,334                                                      34,334
ACCENTURE PLC IRELAND     SHS CLASS A    G1151C101     891        14,821                                                      14,821
ADOBE SYS INC             COM            00724F101     212         6,544                                                       6,544
ADVANCED MICRO DEVICES
 INC                      COM            007903107      83        14,464                                                      14,464
AGILENT TECHNOLOGIES INC  COM            00846U101     314         8,002                                                       8,002
ALEXION PHARMACEUTICALS
 INC                      COM            015351109     439         4,422                                                       4,422
ALLERGAN INC              COM            018490102     647         6,986                                                       6,986
ALTERA CORP               COM            021441100     251         7,427                                                       7,427
ALTRIA GROUP INC          COM            02209S103   1,256        36,347                                                      36,347
AMAZON COM INC            COM            023135106   1,901         8,327                                                       8,327
AMERICAN EXPRESS CO       COM            025816109     863        14,820                                                      14,820
AMERICAN TOWER CORP NEW   COM            03027X100     635         9,083                                                       9,083
AMERISOURCEBERGEN CORP    COM            03073E105     229         5,823                                                       5,823
AMGEN INC                 COM            031162100   1,305        17,902                                                      17,902
AMPHENOL CORP NEW         CL A           032095101     205         3,729                                                       3,729
APPLE INC                 COM            037833100  12,570        21,524                                                      21,524
AUTOMATIC DATA
 PROCESSING IN            COM            053015103     627        11,258                                                      11,258
AUTOZONE INC              COM            053332102     322           876                                                         876
BARD C R INC              COM            067383109     208         1,932                                                       1,932
BAXTER INTL INC           COM            071813109     616        11,597                                                      11,597
BECTON DICKINSON & CO     COM            075887109     325         4,349                                                       4,349
BED BATH & BEYOND INC     COM            075896100     331         5,351                                                       5,351
BIOGEN IDEC INC           COM            09062X103     796         5,514                                                       5,514
BLACKROCK INC             COM            09247X101     266         1,568                                                       1,568
BOEING CO                 COM            097023105   1,157        15,570                                                      15,570
BRISTOL MYERS SQUIBB CO   COM            110122108   1,269        35,303                                                      35,303
BROADCOM CORP             CL A           111320107     265         7,864                                                       7,864
BROOKFIELD ASSET MGMT
 INC                      CL A LTD VT SH 112585104     579        17,500                                                      17,500
C H ROBINSON WORLDWIDE
 INC                      COM NEW        12541W209     219         3,743                                                       3,743
CATERPILLAR INC DEL       COM            149123101   1,275        15,020                                                      15,020
CELGENE CORP              COM            151020104     651        10,140                                                      10,140
CERNER CORP               COM            156782104     276         3,335                                                       3,335
CHIPOTLE MEXICAN GRILL
 INC                      COM            169656105     277           730                                                         730
CITRIX SYS INC            COM            177376100     360         4,286                                                       4,286
COACH INC                 COM            189754104     387         6,615                                                       6,615
COCA COLA CO              COM            191216100   3,496        44,710                                                      44,710
COGNIZANT TECHNOLOGY
 SOLUTIO                  CL A           192446102     421         7,009                                                       7,009
COLGATE PALMOLIVE CO      COM            194162103   1,049        10,074                                                      10,074
COMCAST CORP NEW          CL A           20030N101     941        29,423                                                      29,423
CONCHO RES INC            COM            20605P101     204         2,394                                                       2,394
COSTCO WHSL CORP NEW      COM            22160K105     947         9,973                                                       9,973
CROWN CASTLE INTL CORP    COM            228227104     396         6,745                                                       6,745
CSX CORP                  COM            126408103     362        16,194                                                      16,194
CUMMINS INC               COM            231021106     429         4,424                                                       4,424
CVS CAREMARK CORPORATION  COM            126650100     278         5,959                                                       5,959
DANAHER CORP DEL          COM            235851102     237         4,557                                                       4,557
DAVITA INC                COM            23918K108     213         2,164                                                       2,164
DEERE & CO                COM            244199105     740         9,155                                                       9,155
DELTA AIR LINES INC DEL   COM NEW        247361702     137        12,497                                                      12,497
DIRECTV                   COM CL A       25490A101     736        15,077                                                      15,077
DISCOVERY COMMUNICATNS
 NEW                      COM SER A      25470F104     317         5,869                                                       5,869
DISNEY WALT CO            COM DISNEY     254687106     734        15,140                                                      15,140
DOLLAR GEN CORP NEW       COM            256677105     231         4,252                                                       4,252
DOLLAR TREE INC           COM            256746108     287         5,339                                                       5,339
DR PEPPER SNAPPLE GROUP
 INC                      COM            26138E109     213         4,876                                                       4,876
DU PONT E I DE NEMOURS &
 CO                       COM            263534109   1,091        21,569                                                      21,569
E M C CORP MASS           COM            268648102   1,239        48,332                                                      48,332
EBAY INC                  COM            278642103   1,120        26,661                                                      26,661
ECOLAB INC                COM            278865100     410         5,986                                                       5,986
EDWARDS LIFESCIENCES
 CORP                     COM            28176E108     273         2,638                                                       2,638
EMERSON ELEC CO           COM            291011104     662        14,202                                                      14,202
EOG RES INC               COM            26875P101     559         6,206                                                       6,206
EXPRESS SCRIPTS HLDG CO   COM            30219G108   1,035        18,541                                                      18,541
FACEBOOK INC              CL A           30303M102     301         9,696                                                       9,696
FASTENAL CO               COM            311900104     275         6,815                                                       6,815
FMC TECHNOLOGIES INC      COM            30249U101     216         5,504                                                       5,504
GENERAL MLS INC           COM            370334104     450        11,667                                                      11,667
GENUINE PARTS CO          COM            372460105     216         3,589                                                       3,589
GILEAD SCIENCES INC       COM            375558103     894        17,432                                                      17,432
GOODRICH CORP             COM            382388106     368         2,898                                                       2,898
GOOGLE INC                CL A           38259P508   3,457         5,959                                                       5,959
GRAINGER W W INC          COM            384802104     257         1,345                                                       1,345
HARLEY DAVIDSON INC       COM            412822108     244         5,329                                                       5,329
HEINZ H J CO              COM            423074103     249         4,587                                                       4,587
HERSHEY CO                COM            427866108     249         3,454                                                       3,454
HOME DEPOT INC            COM            437076102   1,867        35,233                                                      35,233
HONEYWELL INTL INC        COM            438516106   1,002        17,936                                                      17,936
ILLINOIS TOOL WKS INC     COM            452308109     489         9,253                                                       9,253
INGERSOLL-RAND PLC        SHS            G47791101     238         5,639                                                       5,639
INTEL CORP                COM            458140100   2,293        86,044                                                      86,044
INTERCONTINENTALEXCHANGE
 INC                      COM            45865V100     228         1,675                                                       1,675
INTERNATIONAL BUSINESS
 MACHS                    COM            459200101   4,907        25,091                                                      25,091
INTUIT                    COM            461202103     401         6,760                                                       6,760
INTUITIVE SURGICAL INC    COM NEW        46120E602     506           914                                                         914
JOHNSON & JOHNSON         COM            478160104     961        14,224                                                      14,224
KELLOGG CO                COM            487836108     259         5,256                                                       5,256
KIMBERLY CLARK CORP       COM            494368103     676         8,069                                                       8,069
KINDER MORGAN INC DEL     COM            49456B101   1,172        36,367                                                      36,367
KINDER MORGAN INC DEL     *W EXP 05/25/2 49456B119     106        49,025                                                      49,025
KROGER CO                 COM            501044101     299        12,912                                                      12,912
LABORATORY CORP AMER
 HLDGS                    COM NEW        50540R409     206         2,228                                                       2,228
LAS VEGAS SANDS CORP      COM            517834107     398         9,147                                                       9,147
LAUDER ESTEE COS INC      CL A           518439104     287         5,297                                                       5,297
LIBERTY GLOBAL INC        COM SER A      530555101     300         6,038                                                       6,038
LILLY ELI & CO            COM            532457108     368         8,585                                                       8,585
LIMITED BRANDS INC        COM            532716107     236         5,556                                                       5,556
LOCKHEED MARTIN CORP      COM            539830109     466         5,347                                                       5,347
LORILLARD INC             COM            544147101     396         3,004                                                       3,004
LSI CORPORATION           COM            502161102      83        13,096                                                      13,096
MARRIOTT INTL INC NEW     CL A           571903202     211         5,395                                                       5,395
MARSH & MCLENNAN COS INC  COM            571748102     321         9,959                                                       9,959
MASTERCARD INC            CL A           57636Q104   1,074         2,496                                                       2,496
MCDONALDS CORP            COM            580135101   2,071        23,392                                                      23,392
MCGRAW HILL COS INC       COM            580645109     290         6,438                                                       6,438
MCKESSON CORP             COM            58155Q103     508         5,418                                                       5,418
MEAD JOHNSON NUTRITION
 CO                       COM            582839106     378         4,693                                                       4,693
MICROSOFT CORP            COM            594918104   5,300       173,264                                                     173,264
MONSANTO CO NEW           COM            61166W101   1,016        12,279                                                      12,279
MONSTER BEVERAGE CORP     COM            611740101     236         3,318                                                       3,318
MOTOROLA SOLUTIONS INC    COM NEW        620076307     323         6,723                                                       6,723
NEWS CORP                 CL A           65248E104     370        16,586                                                      16,586
NIKE INC                  CL B           654106103     731         8,325                                                       8,325
O REILLY AUTOMOTIVE INC
 NEW                      COM            67103H107     243         2,902                                                       2,902
OMNICOM GROUP INC         COM            681919106     305         6,275                                                       6,275
ONEOK INC NEW             COM            682680103     202         4,784                                                       4,784
ORACLE CORP               COM            68389X105   2,612        87,951                                                      87,951
PAYCHEX INC               COM            704326107     218         6,953                                                       6,953
PEPSICO INC               COM            713448108   2,544        36,000                                                      36,000
PERRIGO CO                COM            714290103     254         2,150                                                       2,150
PHILIP MORRIS INTL INC    COM            718172109   3,148        36,079                                                      36,079
PIONEER NAT RES CO        COM            723787107     209         2,365                                                       2,365
PPG INDS INC              COM            693506107     372         3,505                                                       3,505
PRAXAIR INC               COM            74005P104     748         6,875                                                       6,875
PRECISION CASTPARTS CORP  COM            740189105     550         3,345                                                       3,345
PRICE T ROWE GROUP INC    COM            74144T108     370         5,872                                                       5,872
PRICELINE COM INC         COM NEW        741503403     762         1,146                                                       1,146
PROCTER & GAMBLE CO       COM            742718109     282         4,604                                                       4,604
PUBLIC STORAGE            COM            74460D109     474         3,284                                                       3,284
QUALCOMM INC              COM            747525103   2,197        39,460                                                      39,460
RANGE RES CORP            COM            75281A109     231         3,733                                                       3,733
RED HAT INC               COM            756577102     251         4,439                                                       4,439
REGENERON
 PHARMACEUTICALS          COM            75886F107     203         1,778                                                       1,778
ROCKWELL AUTOMATION INC   COM            773903109     217         3,285                                                       3,285
ROPER INDS INC NEW        COM            776696106     221         2,243                                                       2,243
ROSS STORES INC           COM            778296103     326         5,215                                                       5,215
SALESFORCE COM INC        COM            79466L302     441         3,193                                                       3,193
SCHLUMBERGER LTD          COM            806857108   1,992        30,696                                                      30,696
SHERWIN WILLIAMS CO       COM            824348106     265         1,999                                                       1,999
SIGMA ALDRICH CORP        COM            826552101     206         2,783                                                       2,783
SIMON PPTY GROUP INC NEW  COM            828806109     914         5,869                                                       5,869
SIRIUS XM RADIO INC       COM            82967N108     162        87,495                                                      87,495
ST JUDE MED INC           COM            790849103     222         5,570                                                       5,570
STARBUCKS CORP            COM            855244109     931        17,460                                                      17,460
STARWOOD HOTELS&RESORTS
 WRLD                     COM            85590A401     241         4,550                                                       4,550
STRYKER CORP              COM            863667101     289         5,247                                                       5,247
SYSCO CORP                COM            871829107     212         7,106                                                       7,106
TERADATA CORP DEL         COM            88076W103     280         3,883                                                       3,883
TEXAS INSTRS INC          COM            882508104     508        17,701                                                      17,701
TIME WARNER CABLE INC     COM            88732J207     591         7,193                                                       7,193
TJX COS INC NEW           COM            872540109     732        17,056                                                      17,056
TRAVELERS COMPANIES INC   COM            89417E109     248         3,887                                                       3,887
UNION PAC CORP            COM            907818108   1,308        10,962                                                      10,962
UNITED PARCEL SERVICE
 INC                      CL B           911312106   1,313        16,675                                                      16,675
UNITED TECHNOLOGIES CORP  COM            913017109   1,584        20,978                                                      20,978
V F CORP                  COM            918204108     269         2,018                                                       2,018
VERIZON COMMUNICATIONS
 INC                      COM            92343V104  59,130     1,330,548                                                   1,330,548
VERTEX PHARMACEUTICALS
 INC                      COM            92532F100     272         4,858                                                       4,858
VIACOM INC NEW            CL B           92553P201     571        12,150                                                      12,150
VISA INC                  COM CL A       92826C839   1,487        12,029                                                      12,029
WAL-MART STORES INC       COM            931142103   2,140        30,696                                                      30,696
WATSON PHARMACEUTICALS
 INC                      COM            942683103     217         2,933                                                       2,933
WESTERN UN CO             COM            959802109     238        14,109                                                      14,109
WHOLE FOODS MKT INC       COM            966837106     403         4,225                                                       4,225
WILLIAMS COS INC DEL      COM            969457100     415        14,402                                                      14,402
XILINX INC                COM            983919101     204         6,075                                                       6,075
YUM BRANDS INC            COM            988498101     683        10,601                                                      10,601

TOTAL                                              187,821